Equity-Accounted Joint Ventures - Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash – current	$ 265,946	$ 142,057	$ 257,943	$ 253,291
Other assets – current	4,148	6,033
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,016,050	1,186,968
Other assets – non-current	47,068	26,710
Other liabilities – non-current	83,058	60,853
Voyage revenues	624,480	597,831	591,103
Income from vessel operations	177,349	246,455	226,093
Bahrain LNG Joint Venture	65,668	8,523	(33,334)
Net income	$ 241,553	255,548	97,312
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%				30.00%	30.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Cash and restricted cash – current	$ 396,578	460,342
Other assets – current	291,723	208,029
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	2,530,838	1,825,562
Net investments in direct financing and sales-type leases – non-current	4,173,688	5,103,376
Other assets – non-current	435,325	255,270
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	1,152,742	611,180
Other liabilities – current	160,915	250,753
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	3,671,995	4,551,612
Other liabilities – non-current	162,893	220,454
Voyage revenues	998,412	990,703	1,008,112
Income from vessel operations	589,595	572,985	584,685
Bahrain LNG Joint Venture	31,418	4,367	(26,197)
Net income	494,999	342,068	152,144
Equity Method Investments | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Bahrain LNG Joint Venture	$ 80,359	$ 22,376	$ (68,563)